Subsequent Events (Details) - USD ($)				1 Months Ended									12 Months Ended
	Mar. 01, 2024	Jan. 31, 2024	Jan. 29, 2024	Mar. 31, 2024	Nov. 30, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 26, 2024	Apr. 18, 2022	Mar. 21, 2022	Feb. 27, 2019
Subsequent Events
Repayment of borrowings													$ 243,355,165	$ 144,294,604	$ 261,713,694
Capital distribution					$ 19,300,000	$ 48,300,000	$ 51,500,000	$ 40,200,000	$ 9,800,000	$ 9,800,000	$ 10,000,000.0	$ 24,300,000	$ 159,360,835	$ 19,594,997	$ 34,309,017
Capital distribution per share					$ 0.60	$ 1.50	$ 1.60	$ 1.25	$ 0.30	$ 0.30	$ 0.31	$ 0.75	$ 4.95	$ 0.60	$ 1.06
SOFR
Subsequent Events
Adjustment to interest rate basis													3.15%
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria
Subsequent Events
Agreement amount																		$ 194,000,000.0
$58.0 Million Secured Term Loan Facility
Subsequent Events
Agreement amount																			$ 58,000,000.0
$35.1 Million Unsecured Sponsor Loan
Subsequent Events
Agreement amount																	$ 35,100,000
Repayment of borrowings				$ 16,700,000
Amendments to sale and leaseback agreements | $194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria | Nissos Kea | SOFR
Subsequent Events
Charter hire, price on variable rate																2.00%
Amendments to sale and leaseback agreements | $194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria | Nissos Nikouria | SOFR
Subsequent Events
Charter hire, price on variable rate			2.00%
New sale and leaseback agreements | $73.5 Million Sale and Leaseback Agreement - Nissos Anafi
Subsequent Events
Agreement amount			$ 73,500,000
Term of instrument			7 years
New sale and leaseback agreements | $73.5 Million Sale and Leaseback Agreement - Nissos Anafi | SOFR
Subsequent Events
Charter hire, price on variable rate			1.90%
New sale and leaseback agreements | $58.0 Million Secured Term Loan Facility
Subsequent Events
Repayment of borrowings			$ 43,600,000
Entering into credit facility | $34.7 Million Credit Facility
Subsequent Events
Agreement amount		$ 34,700,000
Term of instrument		6 years
Entering into credit facility | $34.7 Million Credit Facility | SOFR
Subsequent Events
Adjustment to interest rate basis		1.75%
Distribution of capital
Subsequent Events
Capital distribution				$ 21,200,000
Capital distribution per share				$ 0.66
Repayment of borrowings | $35.1 Million Unsecured Sponsor Loan
Subsequent Events
Repayment of borrowings				$ 16,700,000
Related party agreement | Kyklades Maritime Corporation | Emissions Trading Scheme
Subsequent Events
Written notice term	2 months